Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment, net
Schedule of property and equipment, net

	December 31,
	2011	2012
Leasehold improvements	$1,587,344	$1,593,739
Computers and office equipment	2,927,631	3,303,347
Vehicle	144,100	144,453
Software	413,116	402,339

	5,072,191	5,443,878
Less: accumulated depreciation and amortization	(2,666,615)	(4,138,157)

Property and equipment, net	$2,405,576	$1,305,721